Note 14 - Preferred Stock and Common Stock Warrants (Details) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended
	Jan. 30, 2009	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 03, 2014	Jun. 13, 2012	Jan. 30, 2009	May 08, 2013
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		0.05	0.05	0.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	459,459			459,459			459,459
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 5.55						5.55
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 17,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)	$ 1,000						1,000
Preferred Stock, Shares Outstanding (in Shares)			12,000
Warrants and Rights Outstanding								2,003,250
Stock Redeemed or Called During Period, Value		12,000,000		5,000,000
Series A Preferred Stock [Member]
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	17,000
Stock Redeemed or Called During Period, Shares (in Shares)						5,000
Preferred Stock, Redemption Amount						5,000,000
Preferred Stock, Amount of Preferred Dividends in Arrears						19,444
Preferred Stock, Shares Outstanding (in Shares)						12,000
Stock Redeemed or Called During Period, Value					$ 12,000,000
Preferred Stock, Dividends Per Share, Declared (in Dollars per share)					$ 19.50
First Five Years [Member]
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage							5.00%
After Five Years [Member]
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage							9.00%